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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-22858

WST Investment Trust

(Exact name of registrant as specified in charter)

150 W. Main Street, Suite 1700 Norfolk, VA	23510-1666
(Address of principal executive offices)	(Zip code)

Patricia M. Plavko, Esq.

Ultimus Fund Solutions, LLC        225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 515-4626

Date of fiscal year end:      August 31, 2014

Date of reporting period:     August 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.
WST ASSET MANAGER – U.S. EQUITY FUND Annual Report August 31, 2014
Investment Adviser Willbanks, Smith & Thomas Asset Management, LLC 150 W. Main, Suite 1700 Norfolk, VA 23510	Administrator Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707 1-866-515-4626

WST ASSET MANAGER – U.S. EQUITY FUND LETTER TO SHAREHOLDERS	October 9, 2014

Dear Shareholder:

Thank you for being a shareholder of WST Asset Manager – U.S. Equity Fund (the “Fund” or “WSTEX”). We value your investment in the Fund and your trust in our strategy.

The Fund’s investment process is based on WST Asset Manager (“WSTAM”), a proprietary quantitative model designed to make investment decisions and allocate investments among the various primary sectors of the S&P 500® Index (“Sector Investments”), fixed income securities (“Fixed Income Investments”) and gold related securities (“Gold Investments”).

As of August 31, 2014, WSTEX had net assets of $11.44 million and they were allocated 86.9% to the Sector Investments, 11.6% to Fixed Income Investments, 0% to Gold Investments and 1.3% to money market investments.

The Sector Investments are managed to provide systematic exposures to sectors that share the common characteristic of positive momentum. For example, a sector is considered to have positive momentum if it has performed well in the prior twelve months relative to other sectors in the Fund’s investment universe. The Fund’s Sector Investments universe consists of the nine primary sectors of the S&P 500® Index (i.e. consumer discretionary, consumer staples, energy, financials, health care, industrials, materials, information technology and utilities). The Fund is obtaining exposure to these sectors by its investment in the Guggenheim Equal Weighted S&P 500 sector ETFs.

During the period beginning December 16, 2013 (the commencement of Fund operations) and ended August 31, 2014, the net asset value per share of the Institutional Class of the Fund rose from $10.00 to $10.68 (adjusted for distributions), for a total return of 6.97%. During this time, the S&P® 500 Index gained 13.78%.

In maturing bull markets, the Fund may be expected to lag the S&P 500® Index to a moderate degree due to sectors performing in line with one another, which mitigates the opportunity to produce alpha from sectors with positive momentum. The quantitative model used to manage the Fund’s assets will attempt to exploit momentum opportunities when certain underlying sectors outperform or underperform for an extended period of time, allowing the Fund to participate in the upside of the outperforming sectors while avoiding the underperformance of the sectors with declining momentum. During 2014, we have witnessed minimal outperformance by any one sector. This lack of dispersion is one of the causes for underperforming the S&P 500® Index. This is represented in the chart below which shows for the year to date period ended August 31, 2014, the difference between the best and worst performing sectors, as measured by the list of sector ETFs, was only 14.12%, representing the tightest spread over the past 7 calendar years.

Many expected that 2014 would be more volatile than 2013 and that seems to be the case so far. Year-to-date through August 31, 2014, the S&P 500® Index has had three 5% declines but we have yet to see an extended decline. During extended market declines, the Fund’s risk controls (i.e., fixed income investments) are intended to help the Fund outperform the S&P 500® Index. However in periods of steadily rising markets, the Fund’s risk controls can serve as a cause of underperformance. This philosophy of seeking market participation but emphasizing risk controls first and foremost is one of the keys to the long term performance expectations of the strategy.

In conclusion, markets change over time, and although we may not know when these changes will occur, we do know that changing markets bring new investment opportunities. WST Asset Manager – U.S. Equity Fund aims to capitalize on these opportunities as they arise. We look forward to providing you with a Fund that we believe will capture the benefits of rules-based investing founded on sound academic and industry research.

Sincerely,

Roger H. Scheffel Jr.
Portfolio Manager
 Wilbanks, Smith & Thomas Asset Management, LLC

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please call 1-866-515-4626 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Advisor’s current opinions and views of the financial markets. Although the Advisor believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

WST ASSET MANAGER – U.S. EQUITY FUND
PERFORMANCE INFORMATION
 August 31, 2014 (Unaudited)

Comparison of the Change in Value of a $100,000 Investment in
WST Asset Manager - U.S. Equity Fund -
Institutional Class(a) and the S&P 500 Index

Total Returns(b) (for period ended August 31, 2014)
Since Inception(c)
WST Asset Manager - U.S. Equity TFund - Institutional Class	6.97%
WST Asset Manager - U.S. Equity Fund - Investor Class	6.86%
S&P 500 Index	13.78%

(a)
The line graph above represents performance of the Institutional Class only, which will vary from the performance of the Investor Class based on the difference in fees paid by shareholders in the different classes.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes dividends or distributions, if any, are reinvested in shares of the Fund.
(c)	Represents the period from the commencement of operations (December 16, 2013) through August 31, 2014.

WST ASSET MANAGER – U.S. EQUITY FUND
PORTFOLIO INFORMATION
 August 31, 2014 (Unaudited)

Sector Diversification
 (% of Total Investments)

WST ASSET MANAGER – U.S. EQUITY FUND
SCHEDULE OF INVESTMENTS
 August 31, 2014

EXCHANGE-TRADED FUNDS — 98.5%	Shares	Value
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	13,995	$1,164,384
Guggenheim S&P 500® Equal Weight Energy ETF	12,460	1,134,608
Guggenheim S&P 500® Equal Weight Financial ETF	26,500	1,127,310
Guggenheim S&P 500® Equal Weight Health Care ETF	41,730	5,398,810
Guggenheim S&P 500® Equal Weight Technology ETF	12,940	1,120,475
iShares Floating Rate Bond ETF	8,720	442,976
PIMCO Total Return Exchange-Traded Fund	8,100	887,112
Total Exchange-Traded Funds (Cost $10,863,315)		$11,275,675

MONEY MARKET FUNDS — 1.3%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a) (Cost $151,827)	151,827	$151,827

Total Investments at Value — 99.8% (Cost $11,015,142)		$11,427,502

Other Assets in Excess of Liabilities — 0.2%		16,624

Net Assets — 100.0%		$11,444,126

(a)	The rate shown is the 7-day effective yield as of August 31, 2014.

See accompanying notes to financial statements.

WST ASSET MANAGER – U.S. EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
 August 31, 2014

ASSETS
Investments in securities:
At acquisition cost	$11,015,142
At value (Note 2)	$11,427,502
Dividends receivable	2,431
Receivable from Adviser (Note 4)	3,640
Other assets	22,256
TOTAL ASSETS	11,455,829

LIABILITIES
Payable to administrator (Note 4)	6,600
Accrued distribution fees (Note 4)	102
Other accrued expenses	5,001
TOTAL LIABILITIES	11,703

NET ASSETS	$11,444,126

NET ASSETS CONSIST OF:
Paid-in capital	$10,940,070
Undistributed net realized gains from securities transactions	91,696
Net unrealized appreciation on investments	412,360
NET ASSETS	$11,444,126

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional Shares	$11,033,685
Shares of Institutional Shares outstanding (no par value, unlimited number of shares outstanding)	1,032,644
Net asset value, offering and redemption price per share (Note 2)	$10.68

PRICING OF INVESTOR SHARES
Net assets applicable to Investor Shares	$410,441
Shares of Investor Shares outstanding (no par value, unlimited number of shares outstanding)	38,448
Net asset value, offering and redemption price per share (Note 2)	$10.68

See accompanying notes to financial statements.

WST ASSET MANAGER – U.S. EQUITY FUND
STATEMENT OF OPERATIONS
For the Period Ended August 31, 2014(a)

INVESTMENT INCOME
Dividends	$75,659

EXPENSES
Investment advisory fees (Note 4)	44,287
Registration and filing fees	24,498
Fund accounting fees (Note 4)	21,850
Insurance expense	21,426
Professional fees	18,731
Administration fees (Note 4)	17,000
Transfer agent fees, Institutional Class (Note 4)	8,500
Transfer agent fees, Investor Class (Note 4)	8,500
Custodian and bank service fees	6,251
Trustees’ fees (Note 4)	6,000
Postage and supplies	5,789
Printing of shareholder reports	1,080
Distribution fees, Investor Class (Note 4)	443
Other expenses	5,904
TOTAL EXPENSES	190,259
Fee waivers and expense reimbursements by the Adviser (Note 4):
Common	(77,732)
Institutional Shares	(15,632)
Investor Shares	(22,640)
NET EXPENSES	74,255

NET INVESTMENT INCOME	1,404

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investments	95,582
Net change in unrealized appreciation/depreciation on investments	412,360
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	507,942

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$509,346

(a)	Represents the period from the commencement of operations (December 16, 2013) through August 31, 2014.

See accompanying notes to financial statements.

WST ASSET MANAGER – U.S. EQUITY FUND
 STATEMENT OF CHANGES IN NET ASSETS

Period Ended August 31, 2014(a)
FROM OPERATIONS
Net investment income	$1,404
Net realized gains from investments	95,582
Net change in unrealized appreciation/depreciation on investments	412,360
Net increase in net assets resulting from operations	509,346

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Institutional Shares	(5,281)
Net investment income, Investor Shares	(9)
Decrease in net assets from distributions to shareholders	(5,290)

Institutional Shares
Proceeds from shares sold	11,175,321
Net asset value of shares issued in reinvestment of distributions	5,281
Payments for shares redeemed	(730,259)
Net increase in Institutional Shares net assets from capital share transactions	10,450,343

Investor Shares
Proceeds from shares sold	425,735
Net asset value of shares issued in reinvestment of distributions	9
Payments for shares redeemed	(36,017)
Net increase in Investor Shares net assets from capital share transactions	389,727

TOTAL INCREASE IN NET ASSETS	11,344,126

NET ASSETS
Beginning of period	100,000
End of period	$11,444,126

ACCUMULATED NET INVESTMENT INCOME	$—

(a)	Represents the period from the commencement of operations (December 16, 2013) through August 31, 2014.

See accompanying notes to financial statements.

WST ASSET MANAGER – U.S. EQUITY FUND
 STATEMENT OF CHANGES IN NET ASSETS
(Continued)

Period Ended August 31, 2014(a)
CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	1,092,798
Shares reinvested	512
Shares redeemed	(70,166)
Net increase in shares outstanding	1,023,144
Shares outstanding, beginning of period	9,500
Shares outstanding, end of period	1,032,644

Investor Shares
Shares sold	41,416
Shares reinvested	1
Shares redeemed	(3,469)
Increase in shares outstanding	37,948
Shares outstanding, beginning of period	500
Shares outstanding, end of period	38,448

(a)	Represents the period from the commencement of operations (December 16, 2013) through August 31, 2014.

See accompanying notes to financial statements.

WST ASSET MANAGER – U.S. EQUITY FUND
INSTITUTIONAL SHARES
 FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout the Period
	Period Ended August 31, 2014(a)
Net asset value at beginning of period	$10.00

Income from investment operations:
Net investment income (b)	0.01
Net realized and unrealized gains on investments	0.69
Total from investment operations	0.70

Less distributions:
From net investment income	(0.02)

Net asset value at end of period	$10.68

Total return (c)	6.97	%(d)

Net assets at end of period	$11,033,685

Ratios/supplementary data:
Ratio of total expenses to average net assets (e)	2.85	%(f)
Ratio of net expenses to average net assets (e) (g)	1.25	%(f)
Ratio of net investment income to average net assets (b) (g)	0.03	%(f)
Portfolio turnover rate	348	%(d)

(a)	Represents the period from the commencement of operations (December 16, 2013) through August 31, 2014.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income or loss of the investment companies in which the Fund invests.
(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(d)	Not annualized.
(e)	Ratios do not include expenses of the investment companies in which the Fund invests.
(f)	Annualized.
(g)	Ratio was determined after advisory fee waivers and expense reimbursements (Note 4).

See accompanying notes to financial statements.

WST ASSET MANAGER – U.S. EQUITY FUND
INVESTOR SHARES
 FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout the Period
	Period Ended August 31, 2014(a)
Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss (b)	(0.01)
Net realized and unrealized gains on investments	0.70
Total from investment operations	0.69

Less distributions:
From net investment income	(0.01)

Net asset value at end of period	$10.68

Total return (c)	6.86	%(d)

Net assets at end of period	$410,441

Ratios/supplementary data:
Ratio of total expenses to average net assets (e)	15.21	%(f)
Ratio of net expenses to average net assets (e) (g)	1.50	%(f)
Ratio of net investment loss to average net assets (b) (g)	(0.28%	)(f)
Portfolio turnover rate	348	%(d)

(a)	Represents the period from the commencement of operations (December 16, 2013) through August 31, 2014.
(b)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income or loss of the investment companies in which the Fund invests.
(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(d)	Not annualized.
(e)	Ratios do not include expenses of the investment companies in which the Fund invests.
(f)	Annualized.
(g)	Ratio was determined after advisory fee waivers and expense reimbursements (Note 4).

See accompanying notes to financial statements.

WST ASSET MANAGER – U.S. EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
 August 31, 2014

1. Organization

WST Asset Manager – U.S. Equity Fund (the “Fund”) is a non-diversified series of WST Investment Trust (the “Trust”), an open-end management investment company organized as a Delaware statutory trust and registered under the Investment Company Act of 1940 (the “1940 Act”). The investment objective of the Fund is to seek long-term capital appreciation, while maintaining a secondary emphasis on generating income.

The Fund offers two classes of shares (each a “Class” and collectively the “Classes”): Institutional Shares (sold without any sales loads or distribution fees, but available only to institutional investors and certain broker-dealers and financial institutions that have entered into appropriate arrangements with the Fund) and Investor Shares (sold without any sales loads, but subject to a distribution fee of up to 0.25% of the average annual daily net assets attributable to Investor Shares). Each share class represents an ownership interest in the same investment portfolio.

On September 19, 2013, 500 shares of Investor Shares and 9,500 shares of Institutional Shares of the Fund were issued for cash at $10.00 per share to a shareholder who is a related party of Wilbanks, Smith & Thomas Asset Management, LLC (the “Advisor”), the investment adviser to the Fund. The Fund commenced operations on December 16, 2013.

All costs incurred by the Fund in connection with its organization and offering of shares were borne by the Advisor. Such expenses are not subject to repayment by the Fund to the Advisor.

2. Significant Accounting Policies

The following is a description of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – The Fund’s portfolio securities are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trust’s Board of Trustees (the “Board”). In determining the value of the Fund’s assets, portfolio securities are generally valued at market using quotations from the primary market in which they are traded. The Fund normally uses third party pricing services to obtain market quotations. Securities and assets for which market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board. Fair value pricing may be used, for example, in situations where (i) portfolio securities, such as securities with small capitalizations, are so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to change the value of the portfolio security prior to the Fund’s net asset value per share (“NAV”) calculation; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation. In such cases, a portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures, and the fair value price may differ substantially from the price at which the security may ultimately be traded or sold. Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

WST ASSET MANAGER – U.S. EQUITY FUND
 NOTES TO FINANCIAL STATEMENTS (Continued)

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2014:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Exchange-Traded Funds	$11,275,675	$—	$—	$11,275,675
Money Market Funds	151,827	—	—	151,827
Total	$11,427,502	$—	$—	$11,427,502

WST ASSET MANAGER – U.S. EQUITY FUND
 NOTES TO FINANCIAL STATEMENTS (Continued)

As of August 31, 2014, the Fund did not have any transfers in and out of any Level. The Fund did not hold any derivatives or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2014. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

Share valuation – The net asset value per share of each class of the Fund is calculated as of the close of trading on the NYSE (normally 4:00 p.m., Eastern time) on each day the NYSE is open for business. The net asset value per share of each class of the Fund is calculated by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class is equal to the net asset value per share of that class.

Security transactions and investment income – Security transactions are accounted for on their trade date. Cost of securities sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned and includes amortization of discounts and premiums.

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class based upon its proportionate share of total net assets of the Fund.

Distributions to shareholders – Dividends arising from net investment income and net realized capital gains, if any, are typically declared and paid one time during each calendar year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP, and are recorded on the ex-dividend date. The tax character of distributions paid to shareholders during the period ended August 31, 2014 was ordinary income.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

WST ASSET MANAGER – U.S. EQUITY FUND
 NOTES TO FINANCIAL STATEMENTS (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2014:

Tax cost of portfolio investments	$11,018,437
Gross unrealized appreciation	$410,490
Gross unrealized depreciation	(1,425)
Net unrealized appreciation on investments	409,065
Undistributed ordinary gains	94,991
Total distributable earnings	$504,056

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

For the period ended August 31, 2014, the Fund reclassified $3,886 of distributions in excess of net investment income against undistributed net realized gains from securities transactions on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, had no effect on the Fund’s net assets or net asset value per share.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the tax year ended August 31, 2014 and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3. Investment Transactions

During the period ended August 31, 2014, the total cost of purchases and the total cost of proceeds from sales of investment securities, other than short-term investments, amounted to $40,196,117 and $29,428,384, respectively.

WST ASSET MANAGER – U.S. EQUITY FUND
 NOTES TO FINANCIAL STATEMENTS (Continued)

4. Transactions with Related Parties

The Managing Principal and Chief Investment Officer of the Advisor and the chair of its Investment Committee is also the President and a Trustee of the Trust. Certain other officers of the Trust are also officers of the Advisor, or of Ultimus Fund Solutions, LLC (“Ultimus”), the Trust’s administrator, transfer agent, and fund accounting agent, or of Ultimus Fund Distributors, LLC (“UFD”), the principal underwriter and exclusive agent for the distribution of shares of the Fund.

COMPENSATION OF TRUSTEES
Trustees of the Trust who are affiliated with the Advisor receive no salary from the Trust. Each Trustee who is not affiliated with the Advisor receives a fee of $2,000 each year plus $500 per meeting attended in person and $200 per meeting attended by telephone. The Fund reimburses each Trustee and officer of the Trust for his or her travel and other expenses related to attendance at Board or committee meetings.

INVESTMENT ADVISORY AGREEMENT
The Fund’s investments are managed by the Advisor pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Advisor an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.75% of its average daily net assets.

The Advisor has entered into an Expense Limitation Agreement under which it has agreed to waive its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the annual operating expenses of the Fund (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments, if any, under a Rule 12b-1 distribution plan) to not more than 1.25% of the average daily net assets allocable to each Class until January 1, 2015. Accordingly, during the period ended August 31, 2014, the Advisor waived its entire advisory fee of $44,287 and reimbursed $33,445 of expenses not attributable to a particular class, $15,632 of Institutional Shares expenses and $22,640 of Investor Shares expenses. Any fee waivers and expense reimbursements by the Advisor are not subject to recoupment. It is expected that the Expense Limitation Agreement will continue from year-to-year provided such continuance is approved by the Board. The Board may terminate the Expense Limitation Agreement at any time. The Advisor may also terminate the Fund’s Expense Limitation Agreement at the end of the then-current term upon not less than 90 days’ notice to the Trust.

OTHER SERVICE PROVIDERS
Ultimus provides fund administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund’s portfolio securities.

WST ASSET MANAGER – U.S. EQUITY FUND
 NOTES TO FINANCIAL STATEMENTS (Continued)

DISTRIBUTION PLAN
The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act that allows Investor Shares to pay for certain expenses related to the distribution of such Shares, including, but not limited to, payments to securities dealers and other persons (including UFD and its affiliates) who are engaged in the sale of Investor Shares of the Fund or who render shareholder support services not otherwise provided by Ultimus. The annual limitation for payment of expenses pursuant to the Plan is 0.25% per annum of the Fund’s average daily net assets allocable to Investor Shares. During the period ended August 31, 2014, $443 of expenses were incurred under the Plan.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement with the Trust, UFD serves as the principal underwriter to the Fund. UFD is a wholly-owned subsidiary of Ultimus.

5. Investment in Other Investment Companies

The Fund may invest a significant portion of its assets in shares of one or more investment companies (i.e., money market mutual funds and exchange-traded funds (“ETFs”)). The Fund will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of other investment companies. From time to time, the Fund may invest greater than 25% of its net assets in one security. As of August 31, 2014, the Guggenheim S&P 500® Equal Weight Health Care ETF represented 47.2% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the Securities and Exchange Commission’s website at www.sec.gov. As of August 31, 2014, the Fund had 98.5% of the value of its net assets invested in ETFs.

6. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio would be adversely affected. As of August 31, 2014, the Fund had 47.2% of the value of its net assets invested in an ETF that is concentrated in the Health Care sector.

WST ASSET MANAGER – U.S. EQUITY FUND
 NOTES TO FINANCIAL STATEMENTS (Continued)

7. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

WST ASSET MANAGER – U.S. EQUITY FUND
REPORT OF INDEPENDENT REGISTERED
 PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
 WST Asset Manager – U.S. Equity Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of WST Investment Trust, comprising WST Asset Manager – U.S. Equity Fund (the “Fund”), as of August 31, 2014, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period December 16, 2013 (commencement of operations) through August 31, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2014, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WST Asset Manager – U.S. Equity Fund as of August 31, 2014, the results of its operations, the changes in its net assets, and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
 October 20, 2014

WST ASSET MANAGER – U.S. EQUITY FUND
 ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table that follows are based on an investment of $1,000 made at the beginning of the most recent period (March 1, 2014) and held until the end of the period (August 31, 2014).

The table that follows illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transactions fees, such as purchase or redemptions fees, and does not charge a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

WST ASSET MANAGER – U.S. EQUITY FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)
 (Continued)

Institutional Class	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,023.00	$6.37
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.90	$6.36

*	Expenses are equal to the annualized expense ratio of 1.25% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period since inception).

Investor Class	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,023.00	$7.65
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.64	$7.63

*	Expenses are equal to the annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

The Trust files a complete listing of the Fund’s portfolio holdings with the Securities and Exchange Commission (the “SEC”) as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available free of charge upon request by calling the Trust toll-free at 1-866-515-4626. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Trust toll-free at 1-866-515-4626, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the period ended June 30, 2014 is available without charge upon request by calling the Trust toll-free at 1-866-515-4626, or on the SEC’s website at http://www.sec.gov.

WST ASSET MANAGER – U.S. EQUITY FUND
 BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
Wayne F. Wilbanks* Year of Birth: 1960	Since July 2013	Trustee and President	Managing Principal and Chief Investment Officer of Wilbanks, Smith & Thomas, LLC (1990 to present)	1	None
Independent Trustees:
James H. Speed, Jr. Year of Birth: 1953	Since June 2013	Trustee	President and CEO of NC Mutual Life Insurance Company.	1
Independent Trustee of Centaur Mutual Funds Trust for its one series, Hillman Capital Management Investment Trust for its one series, Brown Capital Management Funds for its three series, and Starboard Investment Trust for its twenty-four series (all registered investment companies); Director of NC Mutual Life Insurance Company; Director of M&F Bancorp; Director of Investors Title Company; previously Independent Trustee of New Providence Investment Trust for its one series from 2009 to 2010 (registered investment company).

Thomas G. Douglass Year of Birth: 1956	Since June 2013	Trustee	Principal, Douglass and Douglass, Attorneys	1	Independent Trustee of Centaur Mutual Funds Trust for its one series.

*	Mr. Wilbanks is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because he is an employee of the Advisor.

WST ASSET MANAGER – U.S. EQUITY FUND
 BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)
(Continued)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
Sarah E. Larkin Year of Birth: 1984	Since July 2014	Chief Compliance Officer
Chief Compliance Officer and Director of Account Services of the Advisor (July 2014 to Present); Compliance Manager of the Advisor (April 2014 to July 2014); Portfolio Adminstrator of the Advisor (2011 to 2014); Financial Account Manager at Flexible Administrators Inc. (2007 to 2010).

Roger H. Scheffel, Jr. Year of Birth: 1968	Since September 2013	Vice President	Portfolio manager of the Advisor since 2009. Prior to that time, Mr. Scheffel worked with UBS.
Robert G. Dorsey Year of Birth: 1957	Since September 2013	Vice President	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present).
Stephen L. Preston Year of Birth: 1966	Since September 2013	AML Compliance Officer
Vice President and Chief Compliance Officer of Ultimus Fund Distributors, LLC and Assistant Vice President of Ultimus Fund Solutions, LLC since 2011; Senior Consultant at Mainstay Capital Markets Consultants (2010 to 2011); Chief Compliance Officer at INTL Trading, Inc. (2008 to 2010).

Tina H. Bloom Year of Birth: 1968	Since September 2013	Secretary	Director of Fund Administration of Ultimus Fund Solutions, LLC and Vice President of Ultimus Fund Distributors, LLC (officer of both companies since July 2006).
Theresa M. Bridge Year of Birth: 1969	Since September 2013	Treasurer (Principal Financial Officer)	Director of Fund Accounting of Ultimus Fund Solutions, LLC since 2000.

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Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is James H. Speed Jr. Mr. Speed is "independent" for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $13,000 with respect to the registrant's fiscal year ended August 31, 2014.

(b)	Audit-Related Fees. No fees were billed in the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $2,500 with respect to the registrant's fiscal year ended August 31, 2014. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	With respect to the fiscal year ended August 31, 2014 aggregate non-audit fees of $2,500 were billed by the registrant's principal accountant for services rendered to the registrant. No non-audit fees were billed in the last fiscal year by the registrant's principal accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant's Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant's board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant's offices. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WST Investment Trust

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President

Date	October 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President

Date	October 29, 2014

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	October 29, 2014

* Print the name and title of each signing officer under his or her signature.